Long-Term Debt and Other Short-Term Borrowings - Additional Information (Details) - USD ($)						1 Months Ended			3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 25, 2021	May 06, 2021	Apr. 13, 2021	Jul. 18, 2019	Jan. 02, 2018	Jan. 13, 2022	Apr. 30, 2021	Jul. 31, 2019	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 13, 2022	Jun. 13, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 13, 2022	Jun. 07, 2021
Debt Instrument [Line Items]
Accrued interest paid		$ 67,000
Third-party debt issuance cost																$ 0	$ 918,000	$ 1,206,000
Debt Instrument Covenant Description														(i) a minimum fixed charge coverage ratio (based on trailing twelve-month EBITDA adjusted for capital expenditures, taxes and certain other items) of 1.10:1.00 measured on a rolling four quarter basis provided that the minimum capital expenditure amount for purposes of calculating the fixed charge coverage ratio will increase by $175.0 thousand per quarter until it reaches $1.5 million, (ii) the addition of a maximum debt to capitalization ratio covenant, initially set at 0.60:1.00 for each quarter until December 31, 2023 and stepping down to 0.575:1.00 for each quarter until March 31, 2024 and 0.55:1.00 for each quarter until December 31, 2024 and thereafter, (iii) certain new EBITDA addbacks (and one historical EBITDA deduction in the amount of approximately $1.4 million for the quarter ended September 30, 2022) and (iv) certain amendments to the conditions for permitted acquisitions and accordion increases.
Capital Expenditure Amoun tIncrease In Coverage Ratio														$ 175,000.0
Capital Expenditure Maximum Amount of Coverage Ratio														$ 1,500,000
Deduction in EBITDA										$ 1,400,000
Available amount under line of credit																	$ 125,000,000.0	$ 30,000,000.0
Common stock, shares issued									62,161,553					62,161,553		61,691,054	60,461,611	26,460,371		668,164
Loss on extinguishment of debt									$ 0		$ 0			$ 479,000	$ 0		$ 0	$ (147,000)
Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding						0.10%						0.15%	0.25%	1.00%
Base Rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														2.25%
Federal funds effective Sswap rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														0.50%
Adjusted base rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														0.10%
Borrowings | London Inter bank Offered Rates LIBOR [Member]
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			1.75%				1.75%			0.50%
Borrowings | Base Rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding										1.75%
Minimum | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														1.50%
Maximum | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														2.00%
Paycheck Protection Program
Debt Instrument [Line Items]
Aggregate principal amount																$ 6,500,000	$ 6,500,000
Debt instrument, maturity																two-year	two-year
Debt instrument, decrease, forgiveness	$ 6,600,000
Series A Stock
Debt Instrument [Line Items]
Convertible promissory note converted into shares amount		$ 4,800,000
Convertible preferred stock, shares issued upon conversion																				233,862
Kunde
Debt Instrument [Line Items]
Principal amount paid																$ 5,800,000	$ 5,800,000
Derivative, fixed interest rate																	1.00%
Debt instrument, description																Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.06%, compounded quarterly, and matures on December 31, 2021	Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.06%, compounded quarterly, and matures on December 31, 2021
Debt instrument, interest rate																1.06%	1.06%
Convertible promissory note converted into shares amount																$ 11,700,000	$ 11,700,000
Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			$ 458,400,000
Debt instrument, maturity period														Dec. 13, 2027
Debt instrument, maturity														The Term Loan Facility matures on December 13, 2027, and the Second A&R Loan and Security Agreement extends the maturities of the other credit facilities as follows: (i) the Revolving Facility matures on December 13, 2027, (ii) the Equipment Loan matures on December 31, 2026, (iii) the Capex Facility matures on June 30, 2027 and (iv) the DDTL Facility matures on December 13, 2027.
Loss on extinguishment of debt														$ (500,000)
Accounts Receivable And Inventory Revolving Facility
Debt Instrument [Line Items]
Aggregate principal amount			$ 230,000,000.0				$ 230,000,000.0
Accounts Receivable And Inventory Revolving Facility | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			229,700,000
Capital Expenditure Facility
Debt Instrument [Line Items]
Aggregate principal amount			$ 50,000,000.0				$ 50,000,000.0									$ 50,000,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Payment of loan fees														2,600,000
Original Issue Discount														500,000
Third-party debt issuance cost														$ 2,100,000
Outstanding line of credit				$ 170,000,000.0
Debt Instrument, interest rate, effective percentage									6.70%		3.10%			6.70%	3.10%	3.30%	4.00%
Available amount under line of credit									$ 46,200,000					$ 46,200,000		$ 22,000,000.0	$ 125,000,000.0
Revolving Credit Facility | Adjusted base rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														1.00%
Revolving Credit Facility | Minimum | London Inter bank Offered Rates LIBOR [Member]
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			1.25%	1.25%			1.25%
Revolving Credit Facility | Maximum | London Inter bank Offered Rates LIBOR [Member]
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			1.75%	1.50%			1.75%
Revolving Credit Facility | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			20,000,000.0
Proceeds from new loan														$ 125,000,000.0
Debt instrument, maturity														December 13, 2027
Revolving Credit Facility | Second amended and restated loan and security agreement | Minimum
Debt Instrument [Line Items]
Interest rate on debt														0.15%
Revolving Credit Facility | Second amended and restated loan and security agreement | Maximum
Debt Instrument [Line Items]
Interest rate on debt														0.20%
Equipment loan | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			4,200,000
Proceeds from new loan														$ 4,200,000
Debt instrument, maturity														December 31, 2026
Capex Facility | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			15,200,000
Proceeds from new loan														$ 15,200,000
Debt instrument, maturity														June 30, 2027
Delayed draw term loan facility credit agreement | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Proceeds from new loan														$ 30,600,000
Debt instrument, maturity														December 13, 2027
Other than revolving credit facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding														1.25%
Term Loan
Debt Instrument [Line Items]
Aggregate principal amount			$ 100,000,000.0				$ 100,000,000.0
Payment of loan fees														$ 2,300,000
Original Issue Discount														500,000
Third party costs														1,900,000
Term Loan | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			156,500
Proceeds from new loan														$ 154,600,000
Interest rate on debt														0.25%
Term Loan | Equipment loan
Debt Instrument [Line Items]
Aggregate principal amount									200,000					$ 200,000
Term Loan | Capex Facility
Debt Instrument [Line Items]
Aggregate principal amount									800,000					800,000
Loan And Security Agreement
Debt Instrument [Line Items]
Proceeds from existing loans payable																		90,100,000
Aggregate principal amount			350,000,000.0				350,000,000.0											$ 350,000,000.0
Line of credit maturity date																		2019-07
Line of credit facility, payment																		$ 156,200,000
Payment of loan fees																		300,000
Lender fees								$ 700,000
Third party costs								500,000
Deferred financing costs								$ 100,000
Cash collateral for borrowed securities							4,800,000		$ 4,800,000					$ 4,800,000
Loan And Security Agreement | Accounts Receivable And Inventory Revolving Facility
Debt Instrument [Line Items]
Aggregate principal amount																		200,000,000.0
Loan And Security Agreement | Capital Expenditure Facility
Debt Instrument [Line Items]
Aggregate principal amount																		50,000,000.0
Period of amount recognized								7 years
Loan And Security Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Period of amount recognized								5 years
Loan And Security Agreement | Term Loan
Debt Instrument [Line Items]
Aggregate principal amount																		$ 100,000,000.0
Interest Rate Swap Agreement
Debt Instrument [Line Items]
Derivative, notional amount								$ 20,000,000.0
Derivative, fixed interest rate								2.99%
Amended And Restated Loan And Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount			480,000,000.0				480,000,000.0
Amended And Restated Loan And Security Agreement | Minimum
Debt Instrument [Line Items]
Aggregate principal amount																350,000,000.0
Amended And Restated Loan And Security Agreement | Maximum
Debt Instrument [Line Items]
Aggregate principal amount							480,000,000.0									$ 480,000,000.0
Delay Draw Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount			100,000,000.0				100,000,000.0
Proceeds from new loan			29,300,000				29,300,000
Payment of existing loan			10,800,000				10,800,000
Outstanding line of credit			12,100,000				12,100,000
Cash collateral for borrowed securities			4,800,000				4,800,000
Delay Draw Term Loan Facility | Maximum
Debt Instrument [Line Items]
Aggregate principal amount			$ 55,000,000.0				$ 55,000,000.0
Delay Draw Term Loan Facility | Second amended and restated loan and security agreement
Debt Instrument [Line Items]
Aggregate principal amount																			$ 52,900,000
Convertible Note
Debt Instrument [Line Items]
Issuance of convertible promissory note					$ 19,000,000.0
Debt instrument, description																	Under the terms of the 2018 Convertible Note, the outstanding principal and accrued interest were subject to repayments either through the defined repayment schedule of four annual equal installments of principal and unpaid interest on the annual anniversary of the note, prepayments, or optional conversion to convert all or part of any regularity scheduled principal installment starting with the second principal installment or upon the occurrence of any liquidity event. Absent the election to convert upon the occurrence of a liquidity event, inclusive of change of control as defined in the agreement, the entire then outstanding principal amount plus accrued interest would have been required to be paid no later than five business days following the event.
Convertible Note | Bank of West
Debt Instrument [Line Items]
Debt instrument, interest rate					4.00%